Sep. 30, 2016
October 25, 2016

DBX ETF TRUST

Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF

(each, a “Fund”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus dated September 30, 2016

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF. The reduction in the unitary management fee for each Fund will be effective as of October 25, 2016.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for each Fund will be revised as follows:

The following replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.35

Other Expenses	None

Total Annual Fund Operating Expenses	0.35

The following replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years

$36	$113	$197	$443

The following replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45

Other Expenses	None

Total Annual Fund Operating Expenses	0.45

The following replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567